Revenue and other income - Disclosure of variance of deferred revenue (Details) - Deferred revenue - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	€ 10,481	€ 14,481
Recognition in P&L	(3,396)	(9,675)
Proceeds	0	5,000
Transfer from / (to) collaboration liabilities	(172)	(283)
Contract liabilities at end of period	6,915	11,024
Monalizumab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	5,155	14,481
Recognition in P&L	(2,994)	(9,503)
Proceeds	0	0
Transfer from / (to) collaboration liabilities	(172)	(283)
Contract liabilities at end of period	1,990	4,696
Sanofi (2022) option
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	2,500	0
Recognition in P&L	0	0
Proceeds	0	5,000
Transfer from / (to) collaboration liabilities	0	0
Contract liabilities at end of period	2,500	5,000
Sanofi (2022) services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	2,826	0
Recognition in P&L	(402)	(172)
Proceeds	0	1,500
Transfer from / (to) collaboration liabilities	0	0
Contract liabilities at end of period	€ 2,424	€ 1,328